UNSECURED NOTES PAYABLE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 150	$ 3,661
Repayment		(1,020)
Amortization of debt discount		76
Value of notes exchanged in warrant exercise		(2,640)
Settlement in connection with disposition of PPL		(200)
Loss on extinguishment of debt	220	223
Proceeds from loan payable		50
Balance	150	150
Ppl [Member]
IfrsStatementLineItems [Line Items]
Balance		200
Repayment
Amortization of debt discount
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL		(200)
Loss on extinguishment of debt
Proceeds from loan payable
Balance
Iox [Member]
IfrsStatementLineItems [Line Items]
Balance	150	100
Repayment
Amortization of debt discount
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL
Loss on extinguishment of debt
Proceeds from loan payable		50
Balance	150	150
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Balance		3,361
Repayment		(1,020)
Amortization of debt discount		76
Value of notes exchanged in warrant exercise		(2,640)
Settlement in connection with disposition of PPL
Loss on extinguishment of debt		223
Proceeds from loan payable
Balance